Segment information and revenue analysis (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information And Revenue Analysis
Schedule of disaggregated information of revenues from discontinued operations

	For the year ended December 31,
	2025	2024	2023

Standard cloud-based services	$—	$—	$879,873
BPO services	—	—	1,092,397
Business integration services	—	—	422,605
Other revenues	—	—	194,948
Total revenues	$—	$—	$2,589,823

Schedule of disaggregated information of revenues from continuing operations

	For the year ended December 31,
	2025	2024	2023

Business integration services	$—	$20,000	$280,000
Digital advertising and marketing campaign services	8,706,740	1,417,848	—
Total revenues	$8,706,740	$1,437,848	$280,000

Schedule of disaggregated information of revenues by geography

	For the year ended December 31,
	2025	2024	2023

Mainland China	$8,706,740	$1,417,848	$2,589,823
Outside Mainland China	—	20,000	280,000
Total revenues	$8,706,740	$1,437,848	$2,869,823